Capital and Reserves	12 Months Ended
Dec. 31, 2017
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Capital and Reserves
16.	Capital and Reserves

(a)	Share capital

The Controlling Company is authorized to issue 500,000,000 shares of capital stock (par value ~~W~~5,000), and as of December 31, 2016 and December 31, 2017, the number of issued common shares is 357,815,700. There have been no changes in the capital stock from January 1, 2015 to December 31, 2017.

(b)	Reserves

Reserves consist mainly of the following:

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Other comprehensive income (loss) from associates

The other comprehensive income (loss) from associates comprises the amount related to change in equity of investments in equity accounted investees.

Reserves at the reporting date are as follows:

(In millions of won)
	December 31, 2016		December 31, 2017
Foreign currency translation differences for foreign operations	~~W~~	(59,042)	(259,749)
Other comprehensive loss from associates and joint venture (excluding remeasurements of net defined benefit liabilities)		(29,436)	(28,531)

	~~W~~	(88,478)	(288,280)

The movement in reserves for the years ended December 31, 2015, 2016 and 2017 are as follows:

(In millions of won)
	Net change in fair value of available-for- sale financial assets		Foreign currency translation differences for foreign operations	Other comprehensive income (loss) from associates (excluding remeasurements)	Total
January 1, 2015	~~W~~	276	(20,923)	(43,196)	(63,843)
Change in reserves		(218)	39,119	19,176	58,077
December 31, 2015		58	18,196	(24,020)	(5,766)
January 1, 2016		58	18,196	(24,020)	(5,766)
Change in reserves		(58)	(77,238)	(5,416)	(82,712)
December 31, 2016		—	(59,042)	(29,436)	(88,478)
January 1, 2017		—	(59,042)	(29,436)	(88,478)
Change in reserves		—	(200,707)	905	(199,802)
December 31, 2017		—	(259,749)	(28,531)	(288,280)

(c)	Dividends

On March 15, 2018, The Controlling Company declared a cash dividends of ~~W~~178,908 million (~~W~~500 won per share) to shareholders of record as of December 31, 2017 and distributed the cash dividend to such shareholders on April 12, 2018.